Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 86.6%
Australia - 4.4%
AGL Energy Ltd.	2,571	$17,362
Anglogold Ashanti PLC	4,373	419,583
Aristocrat Leisure Ltd.	11,734	364,300
BHP Group Ltd.	21,070	727,170
BHP Group Ltd.	2,965	105,647
Coles Group Ltd.	1,066	16,033
Commonwealth Bank of Australia	5,288	607,368
Computershare Ltd.	2,798	54,405
CSL Ltd.	2,610	251,657
Evolution Mining Ltd.	8,932	77,203
Fortescue Ltd.	20,968	291,672
Glencore PLC *	93,728	698,953
Insurance Australia Group Ltd.	3,494	17,565
JB Hi-Fi Ltd.	305	15,128
Macquarie Group Ltd.	4,891	676,434
National Australia Bank Ltd.	976	27,701
Orica Ltd.	6,137	84,317
Pro Medicus Ltd.	642	51,402
Qantas Airways Ltd.	16,734	95,929
QBE Insurance Group Ltd.	9,422	137,000
REA Group Ltd.	1,449	155,234
Rio Tinto Ltd.	1,066	117,861
Rio Tinto PLC	1,614	147,795
Santos Ltd.	46,246	252,124
Sonic Healthcare Ltd.	10,013	140,244
South32 Ltd.	6,279	18,363
Transurban Group	13,927	133,636
Wesfarmers Ltd.	7,555	377,267
Woodside Energy Group Ltd.	1,836	44,074
		6,123,427
Austria - 0.2%
BAWAG Group AG *,(a)	1,250	186,513
Erste Group Bank AG	187	19,930
		206,443
Belgium - 0.4%
Ageas SA	4,355	316,374
UCB SA	566	168,580
		484,954
Brazil - 1.4%
Ambev SA	25,083	73,252
B3 SA - Brasil Bolsa Balcao	79,380	279,702
Banco Bradesco SA	14,933	47,871
Banco Santander Brasil SA	9,764	57,235
BB Seguridade Participacoes SA	10,028	66,905
CPFL Energia SA	9,598	89,493
Embraer SA	4,637	68,330
Energisa SA	5,905	59,309
Lojas Renner SA	78,664	224,003
Petroleo Brasileiro SA	10,493	107,905
Porto Seguro SA	3,608	34,823

	Shares/ Principal	Fair Value

Brazil (continued)
Telefonica Brasil SA	2,880	$22,678
TOTVS SA	4,800	32,199
Ultrapar Participacoes SA	27,650	151,700
Vale SA	5,430	85,756
Wheaton Precious Metals Corp.	3,766	492,760
		1,893,921
Canada - 7.9%
Agnico Eagle Mines Ltd.	1,974	399,411
Alimentation Couche-Tard, Inc.	2,255	127,410
ARC Resources Ltd.	1,929	40,016
Aritzia, Inc. *	498	40,509
Bank of Montreal	2,893	390,598
Bank of Nova Scotia (The)	4,012	277,337
Barrick Mining Corp.	12,954	527,702
Brookfield Corp.	6,556	264,814
Brookfield Infrastructure Corp., Class A	6,288	247,681
Brookfield Renewable Corp.	3,541	140,671
Cameco Corp.	1,867	202,386
Canadian Imperial Bank of Commerce	3,581	338,303
Canadian National Railway Co.	5,577	572,187
Canadian Natural Resources Ltd.	3,844	186,918
Canadian Pacific Kansas City Ltd.	7,411	581,335
Capstone Copper Corp. *	2,052	15,424
Celestica, Inc. *	551	154,938
CGI, Inc.	846	61,652
Constellation Software, Inc.	107	187,233
Descartes Systems Group, Inc. (The) *	580	41,411
Dollarama, Inc.	2,056	251,529
Empire Co. Ltd., Class A	3,811	136,077
Enbridge, Inc.	6,307	340,805
Finning International, Inc.	279	17,209
FirstService Corp.	306	42,433
Fortis, Inc.	485	26,972
Franco-Nevada Corp.	274	67,629
George Weston Ltd.	5,335	375,711
Intact Financial Corp.	768	138,725
Kinross Gold Corp.	9,831	299,604
Loblaw Cos., Ltd.	8,484	385,551
Magna International, Inc.	1,538	85,620
Manulife Financial Corp.	7,491	257,224
Metro, Inc.	1,114	75,978
Pan American Silver Corp.	402	21,921
Power Corp. of Canada	406	19,483
Quebecor, Inc., Class B	2,877	121,776
RioCan Real Estate Investment Trust	5,872	79,904
Royal Bank of Canada	3,016	486,001
Shopify, Inc., Class A *	4,473	529,048
Stantec, Inc.	4,218	363,482
Sun Life Financial, Inc.	4,121	257,350
Suncor Energy, Inc.	8,615	567,996

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Canada (continued)
TC Energy Corp.	2,720	$169,782
Teck Resources Ltd., Class B	633	32,703
TELUS Corp.	24,332	311,745
TFI International, Inc.	508	55,119
Thomson Reuters Corp.	2,693	242,294
TMX Group Ltd.	1,332	47,084
Toronto-Dominion Bank (The)	4,692	436,806
WSP Global, Inc.	187	29,010
		11,070,507
Chile - 0.0%†
Lundin Mining Corp., Class Common Subscription Receipt	1,606	39,921

China - 7.5%
3SBio, Inc. *,(a)	12,500	36,096
Alibaba Group Holding Ltd.	70,300	1,067,026
Aluminum Corp. of China Ltd., Class H	54,000	77,485
ANTA Sports Products Ltd.	3,400	32,828
Baidu, Inc., Class A *	7,988	107,693
Bank of China Ltd., Class H	367,000	232,646
Baoshan Iron & Steel Co. Ltd., Class A	79,470	73,739
Beijing Enterprises Holdings Ltd.	10,000	38,137
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A *	3,100	17,838
Bilibili, Inc., Class Z *	660	14,370
BOC Hong Kong Holdings Ltd.	26,000	141,935
BOE Technology Group Co. Ltd., Class A	231,100	130,801
BYD Co. Ltd., Class H	17,800	240,203
China CITIC Bank Corp. Ltd., Class H	36,000	36,275
China Construction Bank Corp., Class H	487,000	521,151
China Hongqiao Group Ltd.	2,500	11,084
China Life Insurance Co. Ltd., Class H	40,000	125,507
China Mengniu Dairy Co. Ltd.	10,000	21,938
China Merchants Bank Co. Ltd., Class A	22,500	128,065
China Merchants Bank Co. Ltd., Class H	14,500	91,141
China Petroleum & Chemical Corp., Class H	44,000	25,198
China Resources Land Ltd.	18,000	65,753
China Tower Corp. Ltd., Class H (a)	11,200	15,257
China Yangtze Power Co. Ltd., Class A	5,900	23,094
CMOC Group Ltd., Class H	27,000	55,445
Contemporary Amperex Technology Co. Ltd., Class A	4,600	267,482
CSPC Pharmaceutical Group Ltd.	39,040	45,313
ENN Energy Holdings Ltd.	6,200	50,097
Eoptolink Technology, Inc. Ltd., Class A	400	25,641
Eve Energy Co. Ltd., Class A	2,300	20,719
Fuyao Glass Industry Group Co. Ltd., Class A	7,700	63,533
Ganfeng Lithium Group Co. Ltd., Class A	2,500	28,365

	Shares/ Principal	Fair Value

China (continued)
Geely Automobile Holdings Ltd.	63,000	$168,103
GoerTek, Inc., Class A	5,600	18,126
Great Wall Motor Co. Ltd., Class H	45,500	71,614
Guangdong Investment Ltd.	28,000	27,928
Guangzhou Tinci Materials Technology Co. Ltd.	5,800	38,621
Haier Smart Home Co. Ltd., Class H	10,200	26,956
Hithink RoyalFlush Information Network Co. Ltd., Class A	800	34,568
Industrial & Commercial Bank of China Ltd., Class H	355,000	310,617
Innovent Biologics, Inc. *,(a)	8,500	92,045
JD.com, Inc., Class A	15,950	230,293
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	24,900	199,036
Kuaishou Technology (a)	3,700	21,293
Kunlun Energy Co. Ltd.	22,000	20,091
Lenovo Group Ltd.	120,000	140,047
Li Auto, Inc., Class A *	2,800	24,178
Luxshare Precision Industry Co. Ltd., Class A	6,700	47,775
Meituan, Class B *,(a)	28,110	297,406
Midea Group Co. Ltd., Class A	2,300	25,420
NetEase, Inc.	9,760	212,250
New Oriental Education & Technology Group, Inc.	3,200	17,795
PDD Holdings, Inc., ADR *	803	82,051
PetroChina Co. Ltd., Class H	152,000	208,413
Ping An Insurance Group Co. of China Ltd., Class A	16,400	134,795
Ping An Insurance Group Co. of China Ltd., Class H	51,000	386,718
Pop Mart International Group Ltd. (a)	800	14,653
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	25,050
Prosus NV *	1,248	56,051
Qinghai Salt Lake Industry Co. Ltd., Class A *	19,100	102,299
Samsung Episholdings Co. Ltd., Class A	3,200	69,835
Sany Heavy Industry Co. Ltd., Class A	10,800	30,048
Shenzhen Inovance Technology Co. Ltd., Class A	3,000	29,096
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	700	16,685
Shenzhen Transsion Holdings Co. Ltd., Class A	6,890	54,705
Sino Biopharmaceutical Ltd.	84,000	63,106
Sunny Optical Technology Group Co. Ltd.	12,400	84,536
Sunwoda Electronic Co. Ltd., Class A	4,000	14,597

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

China (continued)
TCL Technology Group Corp., Class A	43,300	$26,764
Tencent Holdings Ltd.	35,200	2,173,006
Tingyi Cayman Islands Holding Corp.	10,000	16,556
Trip.com Group Ltd. *	2,645	128,468
WuXi AppTec Co. Ltd., Class A	2,900	41,181
Wuxi Biologics Cayman, Inc. *,(a)	3,500	14,741
Xiaomi Corp., Class B *,(a)	92,000	372,684
XPeng, Inc., Class A *	3,500	29,218
Xtep International Holdings Ltd.	22,000	12,543
Yangzijiang Shipbuilding Holdings Ltd.	17,500	51,273
Zai Lab Ltd. *	4,030	7,042
Zhejiang NHU Co Ltd., Class A	11,500	57,515
Zhongji Innolight Co. Ltd., Class A	900	74,183
Zijin Mining Group Co. Ltd., Class H	66,000	289,248
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	16,770
		10,539,847
Denmark - 0.8%
Danske Bank A/S	440	21,188
Genmab A/S *	507	133,915
Novo Nordisk A/S, Class B	12,436	442,759
Pandora A/S	2,225	155,655
Tryg A/S	5,621	133,561
Vestas Wind Systems A/S	5,776	169,351
Zealand Pharma A/S *	309	14,055
		1,070,484
Finland - 0.6%
Elisa Oyj	590	28,497
Nokia Oyj	41,056	321,483
Nordea Bank Abp	11,783	199,233
Sampo Oyj, Class A	16,649	176,522
Wartsila OYJ Abp	4,018	146,803
		872,538
France - 6.0%
Air Liquide SA	2,850	584,248
Airbus SE	185	34,280
Amundi SA (a)	1,057	89,331
AXA SA	17,788	804,237
BNP Paribas SA	7,027	655,736
Bouygues SA	243	13,834
Bureau Veritas SA	7,910	234,227
Capgemini SE	230	26,633
Carrefour SA	2,643	48,435
Cie de Saint-Gobain SA	708	57,152
Credit Agricole SA	14,794	271,537
Danone SA	1,581	125,765
Dassault Systemes SE	7,819	155,586
Eiffage SA	898	135,698
Engie SA	9,431	301,108
EssilorLuxottica SA	1,222	279,345

	Shares/ Principal	Fair Value

France (continued)
Hermes International SCA	57	$105,672
Ipsen SA	1,000	184,813
Legrand SA	300	45,524
L'Oreal SA	815	328,055
LVMH Moet Hennessy Louis Vuitton SE	1,314	701,129
Publicis Groupe SA	2,967	242,172
Safran SA	3,113	1,002,152
Societe Generale SA	4,584	326,197
Thales SA	847	246,028
TotalEnergies SE	8,500	792,408
Valeo SE	8,662	103,097
Veolia Environnement SA	1,733	65,214
Vinci SA	3,003	444,098
		8,403,711
Germany - 4.9%
adidas AG	1,858	292,539
Allianz SE	2,464	1,020,060
BASF SE	4,388	264,927
Commerzbank AG	4,273	151,590
Continental AG	746	51,229
Deutsche Bank AG	11,185	323,666
Deutsche Boerse AG	332	96,053
Deutsche Post AG	4,432	228,518
Deutsche Telekom AG	26,791	986,251
Fresenius Medical Care AG	480	21,331
GEA Group AG	2,673	188,486
Heidelberg Materials AG	325	66,786
Henkel AG & Co. KGaA	877	62,448
LEG Immobilien SE	442	28,570
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	434	269,729
Nemetschek SE	976	71,634
Rheinmetall AG	189	314,563
RWE AG	3,730	247,892
SAP SE	4,332	733,226
Siemens AG	3,143	744,915
Siemens Energy AG	3,668	601,187
Siemens Healthineers AG (a)	808	33,794
Vonovia SE	4,283	106,396
		6,905,790
Hong Kong - 1.0%
AIA Group Ltd.	73,000	790,037
Guotai Junan International Holdings Ltd.	46,000	13,612
Hong Kong Exchanges & Clearing Ltd.	2,700	133,826
Link REIT	16,000	73,508
Techtronic Industries Co. Ltd.	13,000	169,294
WH Group Ltd. (a)	121,500	159,000
Wharf Real Estate Investment Co. Ltd.	23,000	66,358
		1,405,635

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Hungary - 0.2%
OTP Bank Nyrt	2,771	$292,839

Indonesia - 0.6%
Astra International Tbk PT	189,700	69,765
Bank Central Asia TBK PT	656,000	248,975
Bank Mandiri Persero TBK PT	449,100	124,732
Bank Negara Indonesia Persero TBK PT	87,800	19,425
Bank Rakyat Indonesia Persero TBK PT	616,100	120,722
Jardine Matheson Holdings Ltd.	3,500	249,025
		832,644
Ireland - 0.1%
Kerry Group PLC, Class A	559	44,055
Kingspan Group PLC	1,598	132,752
		176,807
Israel - 0.8%
Bank Hapoalim BM	14,371	333,707
Bank Leumi Le-Israel BM	6,176	136,508
Elbit Systems Ltd.	148	123,603
Israel Discount Bank Ltd., Class A	4,994	49,790
Mizrahi Tefahot Bank Ltd.	3,355	242,049
Nice Ltd. *	925	101,625
Teva Pharmaceutical Industries Ltd., ADR *	3,506	105,601
		1,092,883
Italy - 1.8%
A2A SpA	50,372	140,918
Amplifon SpA	5,748	62,242
Banca Mediolanum SpA	786	15,649
Banco BPM SpA	2,935	40,107
BPER Banca SpA	2,119	27,186
Enel SpA	23,616	255,097
Eni SpA	17,749	508,192
Generali	3,898	154,994
Intesa Sanpaolo SpA	62,819	373,553
Leonardo SpA	1,650	110,342
Nexi SpA (a)	4,714	17,272
Poste Italiane SpA (a)	1,873	43,464
Prysmian SpA	1,654	188,249
Recordati Industria Chimica e Farmaceutica SpA	213	12,035
Saipem SpA	23,382	105,446
UniCredit SpA	5,719	401,033
Unipol Assicurazioni SpA	989	22,614
		2,478,393
Ivory Coast - 0.1%
Endeavour Mining PLC	2,037	121,749

Japan - 13.3%
Advantest Corp.	3,400	434,484
Aeon Co. Ltd.	4,200	49,751
Ajinomoto Co., Inc.	2,100	58,041
Amada Co. Ltd.	18,300	248,578

	Shares/ Principal	Fair Value

Japan (continued)
ANA Holdings, Inc.	1,600	$28,200
Asahi Group Holdings Ltd.	1,400	13,948
Asahi Kasei Corp.	25,100	238,078
Astellas Pharma, Inc.	16,200	256,508
Canon, Inc.	1,300	35,603
Chugai Pharmaceutical Co. Ltd.	300	16,238
CyberAgent, Inc.	9,200	76,710
Dai-ichi Life Holdings, Inc.	16,000	142,913
Daiichi Sankyo Co. Ltd.	16,000	278,182
Daikin Industries Ltd.	1,900	223,154
Daiwa House Industry Co. Ltd.	11,800	364,777
Daiwa Securities Group, Inc.	7,000	64,240
Denso Corp.	11,500	140,777
Disco Corp.	200	76,988
DMG Mori Co. Ltd.	2,500	37,180
ENEOS Holdings, Inc.	62,800	556,788
FANUC Corp.	4,600	153,304
Fast Retailing Co. Ltd.	400	154,956
Fujitsu Ltd.	17,300	344,934
Hitachi Ltd.	28,100	788,474
Hoya Corp.	400	66,755
Hulic Co. Ltd.	2,100	24,150
Japan Post Bank Co. Ltd.	7,600	120,265
Japan Post Holdings Co. Ltd.	11,500	129,320
Japan Tobacco, Inc.	7,300	276,234
Kansai Electric Power Co., Inc. (The)	2,900	47,112
Kao Corp.	2,300	89,317
KDDI Corp.	2,500	42,798
Keyence Corp.	600	206,902
Kioxia Holdings Corp. *	200	23,986
Kobe Bussan Co. Ltd.	1,900	41,251
LY Corp.	7,800	18,763
M3, Inc.	4,200	42,385
Mitsubishi Corp.	10,700	357,608
Mitsubishi Electric Corp.	11,500	360,563
Mitsubishi HC Capital, Inc.	3,900	34,345
Mitsubishi Heavy Industries Ltd.	19,900	528,240
Mitsubishi UFJ Financial Group, Inc.	48,900	799,170
Mitsui & Co. Ltd.	11,200	419,516
Mitsui Fudosan Co. Ltd.	18,800	195,634
Mizuho Financial Group, Inc.	10,300	394,092
Modec, Inc.	200	18,442
MS&AD Insurance Group Holdings, Inc.	5,600	141,927
Murata Manufacturing Co. Ltd.	26,100	559,274
NEC Corp.	13,100	316,692
NIDEC Corp. *	6,500	80,326
Nintendo Co. Ltd.	3,800	209,598
Nippon Steel Corp.	5,200	18,824
Nitto Denko Corp.	3,800	73,186
Nomura Holdings, Inc.	49,400	373,861

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Japan (continued)
Nomura Real Estate Holdings, Inc.	9,000	$57,166
Nomura Research Institute Ltd.	2,700	73,521
Obayashi Corp.	7,400	174,709
Ono Pharmaceutical Co. Ltd.	3,800	59,965
ORIX Corp.	5,000	144,792
Otsuka Holdings Co. Ltd.	1,600	110,730
Pan Pacific International Holdings Corp.	22,800	138,758
Panasonic Holdings Corp.	5,300	86,135
Recruit Holdings Co. Ltd.	10,300	422,514
Renesas Electronics Corp.	3,300	44,629
Resona Holdings, Inc.	17,300	187,311
SBI Holdings, Inc.	2,000	35,816
Sekisui House Ltd.	2,000	44,252
Shimizu Corp.	10,000	174,272
Shin-Etsu Chemical Co. Ltd.	4,600	180,976
SMC Corp.	300	112,898
SoftBank Corp.	111,600	148,085
SoftBank Group Corp.	11,000	245,804
Sompo Holdings, Inc.	3,800	143,602
Sony Group Corp.	46,100	929,882
Sumitomo Chemical Co. Ltd.	84,500	265,307
Sumitomo Electric Industries Ltd.	3,300	173,826
Sumitomo Metal Mining Co. Ltd.	500	27,830
Sumitomo Mitsui Financial Group, Inc.	20,700	651,356
Sumitomo Mitsui Trust Group, Inc.	13,700	422,135
Suzuki Motor Corp.	13,500	159,151
Sysmex Corp.	18,300	157,418
T&D Holdings, Inc.	2,300	57,193
Taisei Corp.	700	70,642
Takeda Pharmaceutical Co. Ltd.	1,100	39,163
TDK Corp.	15,500	191,546
Terumo Corp.	32,400	429,312
Tokio Marine Holdings, Inc.	7,500	344,522
Tokyo Electric Power Co. Holdings, Inc. *	8,500	34,136
Tokyo Electron Ltd.	2,500	585,046
Toyota Motor Corp.	19,300	383,598
Trend Micro, Inc.	600	19,762
Unicharm Corp.	29,700	173,712
Yaskawa Electric Corp.	1,200	30,322
		18,525,136
Luxembourg - 0.0%†
Reinet Investments SCA	690	22,294

Malaysia - 1.0%
CIMB Group Holdings BHD	14,600	27,224
Hong Leong Bank BHD	4,200	22,717
IHH Healthcare BHD	49,100	108,895
Inari Amertron BHD	79,500	25,328
Kuala Lumpur Kepong BHD	6,300	33,453

	Shares/ Principal	Fair Value

Malaysia (continued)
Malayan Banking BHD	98,700	$276,916
Petronas Dagangan BHD	8,500	45,848
Press Metal Aluminium Holdings BHD	88,300	174,463
Public Bank BHD	211,900	244,923
QL Resources BHD	15,525	14,187
RHB Bank BHD	73,700	153,625
Telekom Malaysia BHD	38,800	68,036
Tenaga Nasional BHD	45,700	156,886
		1,352,501
Mexico - 0.7%
Alfa SAB de CV	21,109	20,979
Arca Continental SAB de CV	5,506	63,006
Cemex SAB de CV, Series CPO	57,726	65,656
Coca-Cola Femsa SAB de CV	6,091	58,923
Fomento Economico Mexicano SAB de CV	7,556	83,193
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	25,652
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,263	30,902
Grupo Bimbo SAB de CV, Series A	20,598	68,536
Grupo Financiero Banorte SAB de CV, Class O	16,871	185,584
Grupo Mexico SAB de CV, Series B	25,451	270,444
Wal-Mart de Mexico SAB de CV	21,599	69,963
		942,838
Netherlands - 2.9%
Adyen NV *,(a)	43	42,143
Argenx SE *	183	130,897
ASM International NV	328	240,736
ASML Holding NV	1,816	2,341,809
ASR Nederland NV	1,339	91,303
Euronext NV (a)	1,276	203,624
ING Groep NV	7,162	182,412
Koninklijke Ahold Delhaize NV	9,003	417,938
Koninklijke Philips NV	1,592	42,813
NN Group NV	3,105	239,912
Wolters Kluwer NV	2,028	150,995
		4,084,582
New Zealand - 0.1%
Fisher & Paykel Healthcare Corp. Ltd., Class C	3,264	69,618
Xero Ltd. *	2,183	112,315
		181,933
Norway - 0.7%
Aker BP ASA	8,651	320,695
DNB Bank ASA	8,240	254,789
Equinor ASA	2,121	91,538
Kongsberg Gruppen ASA	6,327	268,092
		935,114

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Philippines - 0.0%†
SM Investments Corp.	920	$9,389
SM Prime Holdings, Inc.	21,800	7,339
		16,728
Portugal - 0.1%
EDP SA	33,986	177,193

Singapore - 0.8%
DBS Group Holdings Ltd.	11,130	490,871
Sea Ltd., ADR *	1,134	93,906
Singapore Technologies Engineering Ltd.	3,800	31,840
Singapore Telecommunications Ltd.	130,600	500,069
STMicroelectronics NV	1,122	36,980
		1,153,666
South Africa - 0.9%
AVI Ltd.	10,105	61,306
Capitec Bank Holdings Ltd.	595	143,292
Clicks Group Ltd.	2,219	37,524
FirstRand Ltd.	37,438	188,398
Gold Fields Ltd.	745	33,099
MTN Group Ltd.	10,247	117,002
Naspers Ltd., Class N	2,450	123,371
Nedbank Group Ltd.	2,444	38,087
Old Mutual Ltd.	29,187	23,530
Sanlam Ltd.	25,363	131,842
Standard Bank Group Ltd.	17,496	311,182
Vodacom Group Ltd.	2,599	21,913
Woolworths Holdings Ltd.	22,801	67,560
		1,298,106
South Korea - 4.5%
Celltrion, Inc. *	826	106,348
Doosan Enerbility Co. Ltd. *	220	13,186
GS Holdings Corp.	764	31,824
Hana Financial Group, Inc.	697	48,510
Hanwha Aerospace Co. Ltd.	35	28,541
HL Mando Co. Ltd.	497	15,916
Hugel, Inc. *	91	14,289
Hyundai Engineering & Construction Co. Ltd.	947	87,859
Hyundai Marine & Fire Insurance Co. Ltd. *	680	13,386
Hyundai Mobis Co. Ltd.	642	158,441
Hyundai Motor Co.	85	24,723
Kakao Corp.	898	26,852
KakaoBank Corp.	1,396	21,829
Kangwon Land, Inc.	2,715	29,939
KB Financial Group, Inc.	1,643	152,216
Kia Corp.	2,042	193,581
Korea Electric Power Corp.	1,153	31,353
Korea Gas Corp.	1,497	34,159
Korean Air Lines Co. Ltd.	1,051	16,160

	Shares/ Principal	Fair Value

South Korea (continued)
Krafton, Inc. *	54	$8,990
KT Corp.	2,015	79,461
KT&G Corp.	780	81,073
LG Chem Ltd.	251	48,999
LG Electronics, Inc.	378	26,061
LG H&H Co. Ltd.	67	10,805
NAVER Corp.	996	131,031
NCSoft Corp.	161	23,546
Netmarble Corp. (a)	287	9,219
Samsung Biologics Co. Ltd. *,(a)	100	98,195
Samsung C&T Corp.	646	106,918
Samsung E&A Co. Ltd.	5,880	137,052
Samsung Electro-Mechanics Co. Ltd.	893	237,585
Samsung Electronics Co. Ltd.	20,417	2,228,787
Samsung Fire & Marine Insurance Co. Ltd.	77	22,145
Samsung Life Insurance Co. Ltd.	645	88,645
Samsung SDI Co. Ltd. *	165	43,953
Samsung SDS Co. Ltd.	746	73,107
Samsung Securities Co. Ltd.	2,586	156,006
Shinhan Financial Group Co. Ltd.	2,179	124,766
SK Hynix, Inc.	2,449	1,290,336
SK Telecom Co. Ltd.	1,200	59,857
SK, Inc.	171	33,605
S-Oil Corp. *	753	51,768
		6,221,022
Spain - 2.7%
ACS Actividades de Construccion y Servicios SA	3,879	468,391
Banco Bilbao Vizcaya Argentaria SA	23,748	499,365
Banco de Sabadell SA	4,117	14,435
Banco Santander SA	80,736	882,798
Bankinter SA	3,983	61,381
Enagas SA	2,450	48,384
Iberdrola SA	44,479	1,011,906
Industria de Diseno Textil SA	2,979	169,011
Naturgy Energy Group SA	1,705	50,881
Repsol SA	10,456	296,968
Telefonica SA	50,699	221,686
		3,725,206
Sweden - 1.7%
AddTech AB, Class B	1,507	50,243
Assa Abloy AB, Class B	11,333	400,202
Atlas Copco AB, Class B	2,606	39,625
Boliden AB *	2,011	102,532
Evolution AB (a)	1,510	92,760
Hexagon AB, Class B	5,736	54,215
Industrivarden AB, Class A	1,877	91,660
Indutrade AB	1,047	23,564
Saab AB, Class B	2,907	188,404

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Sweden (continued)
Sandvik AB	13,146	$493,203
Skanska AB, Class B	8,140	215,842
Swedish Orphan Biovitrum AB *	2,538	104,491
Tele2 AB, Class B	10,709	218,761
Telefonaktiebolaget LM Ericsson, Class B	18,210	203,199
Telia Co AB	14,797	74,930
		2,353,631
Switzerland - 2.8%
ABB Ltd.	16,701	1,314,382
Accelleron Industries AG	498	44,157
Belimo Holding AG	196	155,010
Chocoladefabriken Lindt & Spruengli AG	12	167,706
Cie Financiere Richemont SA, Class A	1,281	220,873
DSM-Firmenich AG	3,390	239,982
Flughafen Zurich AG	430	132,711
Logitech International SA	2,146	193,248
Schindler Holding AG	171	52,989
SGS SA	1,972	206,391
Sika AG	402	64,986
Sonova Holding AG	423	94,228
UBS Group AG	18,317	700,493
Zurich Insurance Group AG	450	314,392
		3,901,548
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,497	3,885,411

Thailand - 0.4%
Bangkok Bank PCL, NVDR	23,400	118,135
Central Pattana PCL, NVDR	9,900	18,687
CP ALL PCL, NVDR	177,400	244,745
PTT Exploration & Production PCL, NVDR	27,700	135,644
PTT PCL, NVDR	79,900	84,794
		602,005
United Kingdom - 7.3%
AstraZeneca PLC	7,454	1,443,967
Aviva PLC	2,568	20,332
BAE Systems PLC	23,113	670,540
Barclays PLC	122,902	631,185
British American Tobacco PLC	7,851	452,535
British Land Co. PLC (The)	3,925	18,395
CK Hutchison Holdings Ltd.	63,500	482,717
Compass Group PLC *	9,043	248,636
Halma PLC	1,002	50,237
HSBC Holdings PLC	70,018	1,127,937
IG Group Holdings PLC	8,083	152,638
IMI PLC	3,274	109,231
Imperial Brands PLC	9,872	397,967

	Shares/ Principal	Fair Value

United Kingdom (continued)
Informa PLC	17,211	$169,631
International Consolidated Airlines Group SA	2,849	13,142
Intertek Group PLC	6,792	326,737
J Sainsbury PLC	25,634	114,594
Johnson Matthey PLC	1,568	39,225
Lloyds Banking Group PLC	165,031	200,956
London Stock Exchange Group PLC	3,709	433,543
NatWest Group PLC	33,325	243,107
Next PLC	574	95,941
RELX PLC	4,290	140,073
Rolls-Royce Holdings PLC	52,787	787,988
Sage Group PLC (The)	10,339	114,226
Smiths Group PLC	12,369	371,891
Standard Chartered PLC	12,625	258,886
Taylor Wimpey PLC	26,811	31,368
Tesco PLC	44,164	275,529
Unilever PLC	8,413	465,846
Vodafone Group PLC	232,156	346,861
		10,235,861
United States - 5.1%
AP Moller - Maersk A/S, Class A	21	50,934
Beone Medicines Ltd., Class H *	4,100	89,738
BP PLC	68,387	546,773
Experian PLC	3,223	110,419
GSK PLC	24,673	671,549
Holcim AG *	3,520	284,386
InterContinental Hotels Group PLC	324	42,250
Nestle SA	8,239	804,060
Novartis AG	5,973	898,384
QIAGEN NV	317	12,691
Roche Holding AG	2,930	1,151,681
Sanofi SA	7,871	750,185
Schneider Electric SE	422	111,395
Shell PLC	32,845	1,551,894
Tenaris SA	3,820	112,236
		7,188,575
Zambia - 0.1%
First Quantum Minerals Ltd. *	7,829	186,588

Total Common Stocks
(Cost - $88,950,306)		121,002,431
Exchange Traded Funds - 5.6%
Equity Funds - 5.6%
iShares MSCI Saudi Arabia ETF	36,580	1,454,055
iShares MSCI Taiwan ETF	89,449	6,343,723
Total Exchange Traded Funds
(Cost - $4,912,482)		7,797,778
Preferred Stocks - 0.8%
Brazil - 0.5%
Banco Bradesco SA	57,243	210,251

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value
Preferred Stocks (continued)
Brazil (continued)
Braskem SA, Class A *	10,152	$18,158
Energisa S/A	1	2
Gerdau SA	5,185	18,826
Isa Energia Brasil SA	4,880	27,054
Itau Unibanco Holding SA	41,262	343,563
Petroleo Brasileiro SA	12,945	120,428
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A *	17,187	22,249
		760,531
Colombia - 0.0%†
Grupo Cibest SA	1,950	35,978

Germany - 0.1%
Henkel AG & Co. KGaA	1,358	103,739

South Korea - 0.2%
Samsung Electronics Co. Ltd.	4,062	302,333

Total Preferred Stocks
(Cost - $927,320)		1,202,581

Warrants - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0

Short-Term Investments - 5.3%
Money Market Funds - 5.3%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(b) (Cost - $7,358,471)	7,358,471	7,358,471

Total Short-Term Investments (Cost - $7,358,471)		7,358,471
Total Investments - 98.3%
(Cost - $102,148,579)		$137,361,261
Other Assets Less Liabilities - Net 1.7%		2,381,967
Total Net Assets - 100.0%		$139,743,228

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2026, these securities amounted to $1,864,540 or 1.3% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

FUTURES CONTRACTS
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
FTSE Taiwan Index Future	Goldman Sachs & Co.	1	4/29/2026	$103,320	$(3,210)
MSCI EAFE Future	Goldman Sachs & Co.	14	6/19/2026	2,030,770	(27,220)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	12	6/19/2026	872,760	(33,241)
MSCI India Index Future	Goldman Sachs & Co.	51	6/19/2026	5,476,380	(343,088)
S&P/TSX 60 Index Standard Futures	Goldman Sachs & Co.	1	6/18/2026	273,412	3,698

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(403,061)